Annual Fund Operating Expenses - REX Growth & Income Universe ETF [Member]	Feb. 26, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.99%	[1]
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.24%)
Net Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 24, 2027

[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.